Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended			120 Months Ended	537 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lipper Tax-Exempt Money Market Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	1.76%	1.33%			1.18%
T. Rowe Price Tax-Exempt Money Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	2.34%	1.81%				1.20%
Performance Inception Date							Apr. 08, 1981
T. Rowe Price Tax-Exempt Money Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	2.55%	1.96%			1.50%
Performance Inception Date					Jul. 06, 2017

[1]	Return since 6/30/17.